Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following table summarizes the share option awards outstanding as of June 30, 2022:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2021	27.23	6,640,200	8.70
Granted	13.11	3,243,719	9.59
Forfeited	27.12	(586,875)	N/A
June 30, 2022	22.31	9,297,044	8.65

Schedule of Fair Value Assumption For Options Granted
The fair values of the options granted during the three and six months ended June 30, 2022 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Six Months Ended
	June 30, 2022	June 30, 2022
Share price, in USD	6.55 - 14.83	6.55 - 19.69
Strike price, in USD	6.55 - 14.83	6.55 - 19.69
Expected volatility	70% to 75%	70% to 75%
Award life	6.08	6.08
Expected dividends	—	—
Risk-free interest rate	2.49% - 3.05%	1.46% - 3.05%

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2021	663,055	30.95
Granted	2,121,371	9.37
Vested	(137,908)	28.70
Forfeited	(86,572)	23.27
June 30, 2022	2,559,946	13.44

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended		Six months ended
(in KUSD)	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Equity Incentive Plan 2019 - Share Options	8,450	15,315	18,965	28,007
Equity Incentive Plan 2019 - RSUs	5,368	2,952	8,763	4,211
Tax and social charge deductions - Incentive Plan 2019	—	—	(512)	—
Total	13,818	18,267	27,216	32,218